Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transations
Related Party Transactions
2.	Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

An advance from Maurice Bideaux, former chief executive officer and director, in the amount of $38,910, remains unpaid.

As of March 31, 2013, the Company’s two largest shareholders, Dan Ferris and John G. Rhoden, own 8,500,000 and 22,500,000 shares of Common Stock, representing 8.54% and 22.61%, respectively, of the issued and outstanding shares of Common Stock.

On January 13, 2012, the Company agreed to redeem certain shares of the common stock, $0.001 par value, of the Company (the “Common Stock”) held by two of its principal shareholders. The Company redeemed 7,500,000 shares of Common Stock owned by Mr. Ferris, for total consideration of $1.00.  Mr. Ferris is the sole officer and director of the Company.  In addition, the Company redeemed 22,500,000 shares of Common Stock held by Mr. Rhoden, for total consideration of $1.00.  The redemption of the stock formerly owned by Mr. Ferris has been reflected on the books and records of the Company’s stock transfer agent.  The stock transfer agent has not yet recorded the redemption of the stock formerly owned by Mr. Rhoden due to a delay caused by his inability to locate and deliver one of his stock certificates.  However, the number of issued and outstanding shares reported by the Company in this Quarterly Report gives effect to this redemption.

Related Party Transaction.
3.

Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

A payable to a related party of $17,574 to Maurice Bideaux, the Company’s former chief executive officer and director, was forgiven by Mr. Bideaux in 2010.  An additional advance from Mr. Bideaux of $38,910 remains unpaid.

On January 13, 2012, the Company agreed to redeem certain shares of the Common Stock held by two of its principal shareholders.  The Company redeemed 7,500,000 shares of Common Stock owned by Dan M. Ferris, for total consideration of $1.00.  Mr. Ferris is the sole officer and director of the Company.   In addition, the Company redeemed 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00.

After redemption, Mr. Ferris owns 7,500,000 shares of Common Stock, and Mr. Rhoden owns 22,500,000 shares of Common Stock, which will represent 8.33% and 25.00%, respectively, of the issued and outstanding shares of Common Stock.  The redeemed shares of Common Stock will be retired and restored to the status of authorized and unissued shares, and not held in treasury.  The Company, Mr. Ferris and Mr. Rhoden have agreed to effect the redemption transactions in order to reduce the number of issued and outstanding shares of Common Stock.

The redemption of the stock formerly owned by Mr. Ferris has been reflected on the books and records of the Company’s stock transfer agent. The stock transfer agent has not yet recorded the redemption of the stock formerly owned by Mr. Rhoden due to a delay caused by his inability to locate and deliver one of his stock certificates.  However, the number of issued and outstanding shares reported by the Company in this Report gives effect to this redemption.